FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Feb. 28, 2013
FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value of Financial Instruments

The following table summarizes the carrying values of the Company's financial instruments:

	February 28, 2013	February 29, 2012
Held-for-trading (1)	22,959	52,975
Loans and receivables (2)	51,362	10,214
Other financial liabilities (3)	75,690	11,655
(1)
Includes cash, cash equivalents, and restricted cash

(2)
Includes trade receivables, contingent receivables and other receivables which are financial in nature

(3)
Includes accounts payable, accrued liabilities, debt facility, contingent liabilities and lease obligations which are financial in nature